Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income [Line Items]
Shareholders' net income	$ 1,260	$ 1,279	$ 1,292
Net unrealized appreciation (depreciation), fixed maturities	210	151	543
Net unrealized appreciation (depreciation), equity securities	(2)	(1)	(3)
Net unrealized appreciation (depreciation) on securities	208	150	540
Net unrealized appreciation (depreciation), derivatives	1	6	(17)
Net translation of foreign currencies	(22)	33	39
Postretirement benefits liability adjustment	(360)	(189)	(97)
Shareholders' Other comprehensive income (loss)	(173)	0	465
Shareholders' comprehensive income	1,087	1,279	1,757
Net income attributable to noncontrolling interest	1	4	3
Other comprehensive income attributable to noncontrolling interest	0	2	3
Total comprehensive income	$ 1,088	$ 1,285	$ 1,763